GCAT Depositor V LLC ABS-15G

Exhibit 99.30

Loan Number	Seller Loan Number	Originator	Last Name	Note Date	Original Balance	State	TPR QM ATR Status	Loan Status	Exception Date	Remediation Status	Exception ID	Exception Type	Exception Category	Exceptions	Exception Rebuttal	Exception Rebuttal Date	Exception Rebuttal Response	Exception Rebuttal Response Date	Compensating Factors	Initial Overall Loan Grade	Final Overall Loan Grade	Initial Exception Grade	Final Exception Grade	Initial Credit Grade	Final Credit Grade	Initial Property Valuation Grade	Final Property Valuation Grade	Initial Compliance Grade	Final Compliance Grade	Initial Overall Grade (DBRS/Morningstar)	Initial Credit Grade (DBRS/Morningstar)	Initial Property Valuation Grade (DBRS/Morningstar)	Initial Compliance Grade (DBRS/Morningstar)	Initial Overall Grade (Fitch)	Initial Credit Grade (Fitch)	Initial Property Valuation Grade (Fitch)	Initial Compliance Grade (Fitch)	Initial Overall Grade (Kroll)	Initial Credit Grade (Kroll)	Initial Property Valuation Grade (Kroll)	Initial Compliance Grade (Kroll)	Initial Overall Grade (Moodys)	Initial Credit Grade (Moodys)	Initial Property Valuation Grade (Moodys)	Initial Compliance Grade (Moodys)	Initial Overall Grade (S&P)	Initial Credit Grade (S&P)	Initial Property Valuation Grade (S&P)	Initial Compliance Grade (S&P)	Final Overall Grade (DBRS/Morningstar)	Final Credit Grade (DBRS/Morningstar)	Final Property Grade (DBRS/Morningstar)	Final Compliance Grade (DBRS/Morningstar)	Final Overall Grade (Fitch)	Final Credit Grade (Fitch)	Final Property Grade (Fitch)	Final Compliance Grade (Fitch)	Final Overall Grade (Kroll)	Final Credit Grade (Kroll)	Final Property Grade (Kroll)	Final Compliance Grade (Kroll)	Final Overall Grade (Moodys)	Final Credit Grade (Moodys)	Final Property Grade (Moodys)	Final Compliance Grade (Moodys)	Final Overall Grade (S&P)	Final Credit Grade (S&P)	Final Property Grade (S&P)	Final Compliance Grade (S&P)
GCAT2026CES1003305	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/29/2026	Resolved	FCRE1254	Credit	Property Title Issue	Property Title Issue. Missing proof that the XXX Heloc that has been paid and closed to future draws.	Document Uploaded. Attached executed closing documents. Pages XXX contain the signed authorization directing XXX to immediately close the HELOC and prevent any additional draws. Pages XXX contain the signed Owner’s Certification confirming the line has been closed and no further draws will be made. Page XXX reflects the $XXX payoff to XXX at closing. Please Clear	07/31/2026	Property Title Issue Resolved.; Instruction and Authorization to close XXX HELOC received. Condition cleared.	08/05/2026	Original LTV is Below the Guideline Maximum - Calculated LTV of 12.82% is less than Guideline LTV of 65%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 34.88% is less than Guideline CLTV of 65%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX.
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
GCAT2026CES1003305		XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/29/2026	Rescinded	FVAL4969	Property	Property has been listed for sale in the past 12 months	Provide a copy of the cancelled listing along with a current Multiple Listing Service (MLS) search to verify that the property is not currently listed by a different real estate agency and a written explanation from the Borrower as to intent for future use (or sale) of the property is required.	Document Uploaded. This loan is an XXX 30 YR FIXED CLOSED END 2ND LIEN, Full Documentation loan. It is not an Access, Edge, or Foreign National DSCR NQM loan. The requirement cited in the response comes from Section 3.8 of the XXX NQM Underwriting Guide. The attached XXX NQM Underwriting Guide dated XX/XX/XXXX states on page XXX that it must be used for the Access Product Suite, Edge Product Suite, and Foreign National DSCR. Closed End Second products are not included in that scope. The attached Closed End Second Guidelines effective XX/XX/XXXX are the product-specific guidelines applicable to this loan. Page XXX specifically lists XXX 30 YR CLOSED END 2ND LIEN, and page XXX states that Full Documentation loans are manually underwritten per the XXX Selling Guide. Page XXX only directs the use of the XXX Underwriting Guide under the separate Alternative Income Documentation section, which does not apply to this Full Documentation loan. The Closed End Second Guidelines do not require the current MLS search or borrower explanation cited from Section 3.8 of the XXX NQM Underwriting Guide. In addition, loan file page XXX confirms the prior listing was cancelled on XX/XX/XXXX and states the property was not currently listed for sale, while page XXX reflects “Off market & Meets requirements.” Please Cancel. ; The XX/XX/XXXX Closed End Second Product Matrix identifies XXX 30 YR FIXED CLOSED END 2ND LIEN and provides that Full Documentation loans are manually underwritten per XXX. The matrix does not require a cancelled listing, current MLS search, or borrower LOE. XXX requires a previously listed property to be taken off the market on or before disbursement. Loan file page XXX confirms XXX #XXX was cancelled on XX/XX/XXXX and the property was not currently listed, page XXX reflects “Off market & Meets requirements,” and the loan disbursed on XX/XX/XXXX per page XXX. Please Cancel.	08/04/2026	Subject loan is a CES and subject to the CES/HELOC guidelines. Original exception and counter was referencing general guidelines which do not apply to the CES product. Appraiser confirmed property listing was cancelled on XX/XX/XXXX which is the only requirement for CES loans. Condition rescinded.; Per section 3.8 of Lender Guidelines, properties that were listed for sale within 6 months prior to the application date must adhere to the following: 5% LTV/CLTV reduction from the max; Proof that the subject property listing has been terminated; Provide a copy of the cancelled listing along with current MLS search to verify the property is not currently listed by a different real estate agency; A written explanation from the Borrower as to intent for future use (or sale). The appraiser confirmed the listing was cancelled on XX/XX/XXXX, however, a current MLS confirming it was not relisted elsewhere along with an LOE from the borrower is required.	08/05/2026		C	A	C	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
GCAT2026CES1003305	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	07/28/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	07/30/2026	Original LTV is Below the Guideline Maximum - Calculated LTV of 12.82% is less than Guideline LTV of 65%
Original CLTV is Below the Guideline Maximum - Calculated CLTV of 34.88% is less than Guideline CLTV of 65%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX.
																			Borrower has stable job time - Borrower has XXX years on job.	C	A	A	A	C	A	C	A	A	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	C	C	C	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
GCAT2026CES1003263	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/06/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	08/08/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 58.3% is less than Guideline CLTV of 80%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX.
																			Original LTV is Below the Guideline Maximum - Calculated LTV of 13.43% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
GCAT2026CES1003263	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/06/2026	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	08/08/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 58.3% is less than Guideline CLTV of 80%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX.
																			Original LTV is Below the Guideline Maximum - Calculated LTV of 13.43% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
GCAT2026CES1003263	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/06/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	08/08/2026	Original CLTV is Below the Guideline Maximum - Calculated CLTV of 58.3% is less than Guideline CLTV of 80%
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX.
																			Original LTV is Below the Guideline Maximum - Calculated LTV of 13.43% is less than Guideline LTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
GCAT2026CES1003339	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/10/2026	Resolved	FCRE8999	Credit	No Credit Findings	The loan meets all applicable credit guidelines.	Informational	08/10/2026	Original LTV is Below the Guideline Maximum - Calculated LTV of 29.79% is less than Guideline LTV of 80%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX.
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.49% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
GCAT2026CES1003339	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/10/2026	Resolved	FPRO8998	Property	No Property Findings	Property and valuations related findings were not identified on the loan.	Informational	08/10/2026	Original LTV is Below the Guideline Maximum - Calculated LTV of 29.79% is less than Guideline LTV of 80%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX.
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.49% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A
GCAT2026CES1003339	XXX	XXXXX	XX/XX/XXXX	$XXXXXX	XXX	QM: Safe Harbor APOR (APOR SH)	Loan Review Complete	08/10/2026	Resolved	FCOM8997	Compliance	No Compliance Findings	The loan is in compliance with all applicable laws and regulations.	Informational	08/10/2026	Original LTV is Below the Guideline Maximum - Calculated LTV of 29.79% is less than Guideline LTV of 80%
Borrower has stable job time - Borrower has XXX years on job.
Qualifying FICO is Greater than the Guideline Minimum - Qualifying FICO of XXX is greater than Guideline minimum FICO of XXX.
																			Original CLTV is Below the Guideline Maximum - Calculated CLTV of 69.49% is less than Guideline CLTV of 80%	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A	A